Investment in Mobiquity Technologies, Inc. and Surge Holdings, Inc.; Convertible Note Receivable	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Investment in Mobiquity Technologies, Inc. and Surge Holdings, Inc.; Convertible Note Receivable

Note 4 – Investment in Surge Holdings, Inc. and Mobiquity Technologies, Inc.; Convertible Note Receivable

Surge Holdings, Inc.

On September 30, 2019, the Company entered into an Asset Purchase Agreement with Surge Holdings, Inc., a Nevada corporation (“SURG”) pursuant to which the Company agreed to sell and assign to SURG, all the assets and certain specified liabilities, of its ECS Prepaid, Electronic Check Services and the Central State Legal Services businesses in consideration of $5,000,000 to be paid through the issuance of 3,333,333 shares of SURG’s common stock (See Note 8 for pledge to third party) and a convertible promissory note in favor of the Company in the principal amount of $4,000,000 (the “SURG Note”), convertible into SURG’s shares of common stock following the six-month anniversary of the issuance date. The conversion price of the SURG Note is the volume weighted-average price of SURG’s common stock over the 20 trading days prior to the conversion; provided, however, the conversion price shall never be lower than $0.10 or higher than $0.70. The Company has agreed to restrict its ability to convert the SURG Note and receive shares of common stock such that the number of shares of common stock held by it in the aggregate and its affiliates after such conversion does not exceed 4.99% of the then issued and outstanding shares of common stock. The SURG Note is payable by SURG to the Company on the 18-month anniversary of the issuance date and does not bear interest.

On or about June 23, 2020, the Company and AltCorp entered into agreements with SURG and Glen Eagles Acquisition LP (“Glen”) regarding the $4,000,000 SURG Note for which the SURG Note has been converted in full into 5,500,000 restricted stock of SURG (“Issued Shares”) along with an additional 22,000,000 SURG shares reserved for the benefit of the Company’s subsidiary as a true up of shares to secure the value of the Issued Shares as $2,750,000. Additional shares will be issued if the original 5,500,000 are worth less than $2,750,000 on June 23, 2021. The Company agreed that the Issued Shares will be restricted for a year. As a result of the exchange of $2,750,000 of the SURG Note for 5,500,000 shares of SURG common stock, the Company recognized a loss of $1,430,000. See additional settlement entered into with SURG on January 1, 2021 in Note 17.

Glen converted in full its $1,000,000 convertible note that was issued by the Company on July 8, 2019, plus $50,000 of accrued interest into $1,050,000 of a SURG Note via an assignment of a portion ($1,050,000 of a $4,000,000 face value) of the $4,000,000 SURG Note. In addition, the Company entered into a consulting agreement with Glen for which the Company shall pay to Glen $200,000 via an assignment of a portion ($200,000 of a $4,000,000 face value) of the $4,000,000 SURG Note. (See Note 8).

On or about June 23, 2020, Stanley Hills LLC (“Stanley”) which holds a pledge of 3,333,333 shares of SURG common stock (See Note 8) via its manager/member (“Stanley’s Member”), acting as an agent for the Company, entered into an agreement with SURG, its transfer agent and an escrow officer for which it was agreed that 3,333,333 SURG shares will be cancelled for consideration of up to $700,000. Between sales to SURG and to a third party, the amount of $575,170 was received into a lawyer’s trust account for the benefit of AltCorp, and 3,333,333 of SURG shares have been sent for cancelation. The lawyer’s trust account balance is $402,532 as of December 31, 2020.

On August 12, 2020, the Company and its subsidiary, AltCorp, entered into a new pledge agreement with Stanley, where 5,500,000 SURG shares been pledged to Stanley to secure the debt payable by the Company to Stanley as well as mitigate the damages allegedly created by SURG.

On November 4, 2020, Altcorp and Stanley filed an Ex Parte Motion In the District Court, Clark County, Nevada (Case No: A-20-823039-B, in Dep No: 43) to appoint receiver and issue a temporary restraining Order against Surge and its transfer agent for alleged defaults on prior exchange agreement. As court entered an order minute granting in part AltCorp motion, the parties entered on December 4, 2020 an interim agreement which set the material terms of the settlement. A final settlement was achieved per the interim agreement terms on January 1, 2021.

As of December 31, 2020, the Company’s investment in SURG consisted of 5,500,000 shares of SURG common stock which was valued at $649,000. (See Note 17 for Subsequent Events)

Mobiquity Technologies, Inc (Divested in 2019).

On September 4, 2018, the Company and Mobiquity Technologies, Inc., a New York corporation (“Mobiquity”) entered an agreement pursuant to which the parties exchanged equity interest in each of the companies. In accordance with the agreement, the Company received 1,000 shares of Mobiquity’s restricted Series AAAA Preferred Stock (the “Mobiquity Preferred Stock”) in consideration of Company’s concurrent sale and issuance to Mobiquity of 10,000,000 shares of Company’s common stock. The shares of Mobiquity Preferred Stock are convertible into an aggregate of up to 100,000,000 shares of Mobiquity common stock (the “Mobiquity Common Stock”) and 150,000,000 common stock purchase warrants (the “Mobiquity Warrants”). The Mobiquity Warrants shall have a term of 5 years from the date of grant and shall be exercisable at a price of $0.12 per share and the shares of Mobiquity Preferred Stock shall not be convertible into shares of Mobiquity Common Stock and the Mobiquity Warrants shall not be contemporaneously granted until after Mobiquity’s Board of Directors and stockholders shall have increased the authorized number of shares of Mobiquity’s common stock to a number sufficient to accommodate a reserve in the Company’s favor of 250,000,000 shares of Mobiquity’s common stock. The Mobiquity Preferred Stock shall have immediate voting rights equal to the number of shares of Mobiquity Common Stock into which they may be converted, not including the shares of Mobiquity’s common stock underlying the Mobiquity Warrants.

On November 19, 2018, the Company and Mobiquity entered into an Amendment and Exercise Letter waiving the requirement that Mobiquity’s Board of Directors and stockholders increase the authorized number of shares of Mobiquity’s common stock to a number sufficient to accommodate a reserve in the Company’s favor of 250,000,000 shares of Mobiquity’s common stock prior to the conversion of the Mobiquity Preferred Stock or exercise of the Mobiquity Warrants. In addition, the Company converted 200 shares of Mobiquity Preferred Stock resulting in the issuance to the Company by Mobiquity of 20,000,000 shares of Mobiquity Common Stock and 30,000,000 Mobiquity Warrants. The Company exercised the 30,000,000 Mobiquity Warrants at an exercise price of $0.12 per share of common stock, payable through of the issuance to Mobiquity of 10,000,000 shares of common stock of the Company.

In addition, the Company issued 20,000 shares of common stock to Glen Eagles Acquisition LP (“Glen”) in consideration of its consulting services associated with the negotiation of the number of shares of common stock to be delivered to Mobiquity upon exercise of the Mobiquity Warrants.

As a result of the transaction on September 4, 2018, the Company had an approximate 21% interest in Mobiquity and began to account for its investment in Mobiquity using the equity method of accounting. During the fourth quarter of 2018, Mobiquity issued additional shares of common stock resulting in the Company’s ownership in Mobiquity dropping to approximately 18% at December 31, 2018. The Company determined that during the fourth quarter of 2018 that it did not exercise significant influence over Mobiquity due to its decreased ownership percentage and the Company’s intent to begin selling shares of Mobiquity common stock that will further decrease its ownership percentage. As a result, during the fourth quarter of 2018 the Company began accounting for its investment in Mobiquity as a marketable equity security.

On May 10, 2019, the Company entered into a Membership Interest Purchase Agreement with Glen pursuant to which the Company acquired 49% of the membership interest in Advangelists, LLC (the “AVNG Interest”) in consideration of the assumption of a Promissory Note payable by Glen to the former owners of the AVGN Interest with an outstanding balance of $7,475,000 (the “AVNG Note”) and cancellation of an outstanding Promissory Note payable by Glen to the Company in the amount of $1,200,000 originally issued on March 1, 2019. Concurrently, the Company entered into a Membership Interest Purchase Agreement with Mobiquity pursuant to which the Company sold the AVNG Interest to Mobiquity in consideration of Mobiquity assuming the AVNG Note and Mobiquity amending the terms of the Remaining Mobiquity Warrant providing for cashless exercise.

The Company paid 60,000,000 of its Mobiquity shares as partial consideration for the purchase of GBT Technologies, S. A. (see Note 5).

On August 6, 2019, Mobiquity delivered a counter signed letter agreement dated August 2, 2019 pursuant to which the Company exchanged 120,000,000 Mobiquity Warrants into 20,000,000 shares of Mobiquity common stock, which resulted in the Company holding 60,000,000 shares of Mobiquity common stock.

On September 10, 2019, the Company entered into (i) a Stock Purchase Agreement with Mobiquity pursuant to which the Company agreed to return 15,000,000 shares of Mobiquity common stock to Mobiquity in exchange for 110,000 shares of common stock of the Company, (ii) a Stock Purchase Agreement with Marital Trust GST Subject U/W/O Leopold Salkind (“Salkind Trust”) pursuant to which the Company agreed to sell 7,000,000 shares of Mobiquity common stock to Salkind Trust in consideration of $67,200, (iii) Stock Purchase Agreement with Dr. Gene Salkind (“Salkind”) pursuant to which the Company agreed to sell 28,000,000 shares of Mobiquity common stock to Salkind in consideration of $268,000 and (iv) a Stock Purchase Agreement with Deepanker Katyal (“Katyal”) pursuant to which the Company agreed to sell 10,000,000 shares of Mobiquity common stock to Katyal in consideration of 90,000 shares of common stock of the Company. The closing of the agreements occurred on September 13, 2019. As a result of these transactions, the Company realized a loss on the sale of Mobiquity common stock of $3,673,595. At December 31, 2020 and December 31, 2019, the Company owned no shares of Mobiquity common stock.